Related Party Transactions and Balances (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions and Balances
Schedule of significant related party transactions
The Group entered into the following significant related party transactions for the periods presented:

	For the Nine Months Ended September 30,
	2021	2022

	RMB in thousands
Purchases of goods and services	56,494	150,298
Transfer of long-term investments 1	—	275,000
Sales of goods and services	11,078	13,082
Investment income and interest income	3,109	67,162

1.
In September 2022, the Company transferred several equity investments of the Group to an investment fund, of which the Company is as a limited partner. Pro forma results of operations for the disposed investments have not been presented because they were not material to the unaudited interim condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2021 and 2022, either individually or in aggregate.

Schedule of significant related party balances
The Group had the following significant related party balances as of December 31, 2021 and September 30, 2022, respectively:

	December 31, 2021	September 30, 2022

	RMB in thousands
Amount due from related parties
Due from an investment fund	48,135	176,188
Due from an entity (“Entity” 2 )	1,709,689	1,299,473
Due from other investees	283,492	252,866

Total	2,041,316	1,728,527

Amount due to related parties	216,434	94,661

2.
The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The Company made capital contribution of RMB1,530.5 million and provided interest-bearing guaranteed loans of RMB 1,254.8 million to the Entity for its operation. The balance as of September 30, 2022 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade in nature. The annual interest rates of the loans were 3.3%.